Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 75,108	$ 15,681	$ 10,935
Corporate owned life insurance	11,034	10,672
Other assets	1,544	1,836
Total assets	438,354	415,566
Liabilities and Stockholders Equity
Subordinated debentures	4,000	4,000
Stockholders equity	36,626	36,182	35,581
Total liabilities and stockholders' equity	438,354	415,566
Parent Company
Assets
Cash and cash equivalents	1,438	1,820	1,812
Investment in the Bank	38,529	38,393
Corporate owned life insurance	291	272
Other assets	1,996	1,583
Total assets	42,254	42,068
Liabilities and Stockholders Equity
Subordinated debentures	4,000	4,000
Other liabilities	1,628	1,886
Stockholders equity	36,626	36,182
Total liabilities and stockholders' equity	$ 42,254	$ 42,068